OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	£ 3,781
At 31 December	4,112	£ 3,781
Cost | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	9,332	8,313
Additions	984	1,029
Disposals	(55)	(10)
At 31 December	10,261	9,332
Accumulated amortisation | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	5,551	4,991
Charge for the year (note 9)	653	562
Disposals	(55)	(2)
At 31 December	6,149	5,551
Brands | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	380
At 31 December	380	380
Brands | Cost | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	584	584
Additions	0	0
Disposals	0	0
At 31 December	584	584
Brands | Accumulated amortisation | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	204	204
Charge for the year (note 9)	0	0
Disposals	0	0
At 31 December	204	204
Core deposit intangible | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	0
At 31 December	0	0
Core deposit intangible | Cost | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,770	2,770
Additions	0	0
Disposals	0	0
At 31 December	2,770	2,770
Core deposit intangible | Accumulated amortisation | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,770	2,770
Charge for the year (note 9)	0	0
Disposals	0	0
At 31 December	2,770	2,770
Purchased credit card relationships | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	521
At 31 December	451	521
Purchased credit card relationships | Cost | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	1,002	1,002
Additions	0	0
Disposals	0	0
At 31 December	1,002	1,002
Purchased credit card relationships | Accumulated amortisation | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	481	411
Charge for the year (note 9)	70	70
Disposals	0	0
At 31 December	551	481
Customer- related intangibles | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	0
At 31 December	0	0
Customer- related intangibles | Cost | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	50	50
Additions	0	0
Disposals	0	0
At 31 December	50	50
Customer- related intangibles | Accumulated amortisation | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	50	50
Charge for the year (note 9)	0	0
Disposals	0	0
At 31 December	50	50
Capitalised software enhancements | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,880
At 31 December	3,281	2,880
Capitalised software enhancements | The Bank
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,618
At 31 December	2,960	2,618
Capitalised software enhancements | Cost | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	4,926	3,907
Additions	984	1,029
Disposals	(55)	(10)
At 31 December	5,855	4,926
Capitalised software enhancements | Cost | The Bank
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	4,280	3,306
Additions	857	978
Disposals	(6)	(4)
At 31 December	5,131	4,280
Capitalised software enhancements | Accumulated amortisation | The Group
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	2,046	1,556
Charge for the year (note 9)	583	492
Disposals	(55)	(2)
At 31 December	2,574	2,046
Capitalised software enhancements | Accumulated amortisation | The Bank
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
At 1 January	1,662	1,244
Charge for the year (note 9)	515	420
Disposals	(6)	(2)
At 31 December	£ 2,171	£ 1,662